Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.1%
		Basic Materials: 0.6%
100,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 97,874	0.0
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	170,209	0.1
25,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	19,500	0.0
50,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	44,469	0.0
200,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	221,771	0.1
100,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	90,830	0.0
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	254,124	0.1
120,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	105,497	0.0
200,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	189,749	0.1
100,000		Hecla Mining Co., 7.250%, 02/15/2028	88,050	0.0
225,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	223,499	0.1
100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	98,833	0.0
100,000		Olin Corp., 5.125%, 09/15/2027	90,053	0.0
100,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	100,354	0.0
60,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	57,018	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	177,050	0.1
80,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	72,606	0.0
			2,101,486	0.6

		Communications: 0.9%
100,000		AMC Networks, Inc., 4.750%, 08/01/2025	97,875	0.0
100,000	(1)	Block Communications, Inc., 4.875%, 03/01/2028	93,562	0.0
100,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	101,202	0.1
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	87,507	0.0
100,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	100,874	0.1
100,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	90,062	0.0
50,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	40,907	0.0
50,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	33,715	0.0
100,000		DISH DBS Corp., 5.875%, 11/15/2024	98,008	0.0
100,000		Embarq Corp., 7.995%, 06/01/2036	99,532	0.0
100,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	84,374	0.0
25,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	24,796	0.0
100,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	100,055	0.1
100,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	65,250	0.0
100,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	102,146	0.1
100,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	85,695	0.0
70,000	(1)	Lamar Media Corp., 3.750%, 02/15/2028	66,142	0.0
25,000	(1)	Lamar Media Corp., 4.000%, 02/15/2030	23,438	0.0
100,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	100,493	0.1
100,000	(1)	Match Group, Inc., 4.125%, 08/01/2030	89,938	0.0
100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	75,750	0.0
90,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	87,908	0.0
100,000		Netflix, Inc., 5.875%, 11/15/2028	107,555	0.1
100,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	98,305	0.0
45,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	38,409	0.0
100,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	102,045	0.1
60,000	(1)	Sprint Corp., 7.250%, 02/01/2028	60,525	0.0
50,000		Sprint Corp., 7.625%, 03/01/2026	56,868	0.0
100,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	90,375	0.0
100,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	102,055	0.1
100,000	(1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	96,555	0.0
100,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	84,750	0.0
100,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	103,697	0.1
100,000	(1)	Townsquare Media, Inc., 6.500%, 04/01/2023	96,875	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
100,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	$ 94,116	0.0
			2,881,359	0.9

		Consumer, Cyclical: 1.1%
100,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	96,125	0.1
100,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	98,697	0.1
100,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	42,197	0.0
28,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	24,010	0.0
28,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	24,010	0.0
100,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	80,874	0.0
100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	72,970	0.0
100,000	(1)	Cedar Fair L.P., 5.250%, 07/15/2029	85,055	0.0
100,000		Century Communities, Inc., 5.875%, 07/15/2025	86,551	0.0
100,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	93,747	0.1
100,000		Dana, Inc., 5.500%, 12/15/2024	88,125	0.0
100,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	66,712	0.0
100,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	63,736	0.0
100,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	93,375	0.0
60,000		Home Depot, Inc./The, 3.125%, 12/15/2049	60,803	0.0
100,000	(1)	IAA, Inc., 5.500%, 06/15/2027	97,305	0.1
100,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	96,104	0.1
100,000		L Brands, Inc., 6.750%, 07/01/2036	72,780	0.0
100,000		Lennar Corp., 5.250%, 06/01/2026	100,324	0.1
100,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	86,056	0.0
125,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	116,388	0.1
100,000	(1)	M/I Homes, Inc., 4.950%, 02/01/2028	85,625	0.0
100,000	(1)	Mattel, Inc., 5.875%, 12/15/2027	102,555	0.1
50,000		McDonald's Corp., 3.625%, 05/01/2043	48,620	0.0
60,000		McDonald's Corp., 3.625%, 09/01/2049	61,611	0.0
66,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	59,563	0.0
100,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	74,555	0.0
100,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	98,834	0.1
100,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	83,876	0.0
100,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	75,041	0.0
100,000	(1)	Performance Food Group, Inc., 5.500%, 10/15/2027	93,508	0.0
50,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	49,625	0.0
50,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	47,475	0.0
50,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	43,875	0.0
50,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	32,287	0.0
100,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	88,854	0.0
100,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	90,750	0.0
100,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	81,750	0.0
100,000	(1)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	90,146	0.0
100,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	88,070	0.0
70,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	44,455	0.0
100,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	91,555	0.0
100,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	59,066	0.0
100,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	96,553	0.1
100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	96,150	0.1
			3,430,343	1.1

		Consumer, Non-cyclical: 1.1%
100,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	94,864	0.0
200,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	173,035	0.1
100,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	102,335	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	$ 49,219	0.0
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	47,468	0.0
245,000		Altria Group, Inc., 4.500%, 05/02/2043	233,319	0.1
100,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	95,600	0.0
50,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	47,125	0.0
50,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	50,828	0.0
100,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	95,874	0.0
100,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	97,555	0.0
100,000	(1)	Centene Corp., 4.625%, 12/15/2029	101,055	0.1
100,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	97,625	0.0
300,000		CVS Health Corp., 5.050%, 03/25/2048	342,013	0.1
100,000		DaVita, Inc., 5.125%, 07/15/2024	100,325	0.0
225,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	187,650	0.1
100,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	92,747	0.0
100,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	98,854	0.0
100,000		HCA, Inc., 5.375%, 02/01/2025	102,374	0.1
100,000	(1)	Hertz Corp./The, 7.125%, 08/01/2026	52,917	0.0
100,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	99,354	0.0
100,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	107,305	0.1
100,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	101,063	0.1
45,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	45,041	0.0
100,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	94,950	0.0
100,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	99,534	0.0
50,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	43,877	0.0
100,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	100,258	0.0
100,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	100,195	0.0
50,000	(1),(3)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	39,124	0.0
100,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	103,470	0.1
100,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	100,551	0.1
100,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	94,247	0.0
50,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	47,625	0.0
50,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	46,438	0.0
100,000		United Rentals North America, Inc., 4.875%, 01/15/2028	97,555	0.0
100,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	87,917	0.0
			3,671,286	1.1

		Energy: 1.3%
100,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	69,750	0.0
100,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	38,900	0.0
100,000	(2)	Callon Petroleum Co., 6.250%, 04/15/2023	24,497	0.0
250,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	256,999	0.1
100,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	58,003	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	328,761	0.1
450,000	(4)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	271,386	0.1
100,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	98,250	0.0
146,000	(2)	Exxon Mobil Corp., 3.095%, 08/16/2049	148,785	0.0
300,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	312,402	0.1
100,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	71,303	0.0
550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	543,950	0.2
100,000		Murphy Oil Corp., 5.750%, 08/15/2025	54,136	0.0
100,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	62,354	0.0
200,000		Pertamina Persero PT, 3.100%, 01/21/2030	177,987	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
200,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	$ 189,710	0.1
425,000		Petrobras Global Finance BV, 5.999%, 01/27/2028	413,971	0.1
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	206,674	0.1
425,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	294,355	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	149,729	0.1
100,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	52,697	0.0
100,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	81,250	0.0
375,000	(4)	Transcanada Trust, 5.500%, 09/15/2079	287,529	0.1
100,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	84,555	0.0
100,000		WPX Energy, Inc., 5.250%, 10/15/2027	55,555	0.0
			4,333,488	1.3

		Financial: 0.8%
20,000	(1)	AG Issuer LLC, 6.250%, 03/01/2028	16,950	0.0
100,000		Ally Financial, Inc., 5.750%, 11/20/2025	98,570	0.1
200,000		American International Group, Inc., 4.375%, 01/15/2055	195,609	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	179,952	0.1
95,000		Brookfield Finance LLC, 3.450%, 04/15/2050	76,617	0.0
100,000		CIT Group, Inc., 6.125%, 03/09/2028	94,854	0.0
200,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	195,751	0.1
100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	84,625	0.0
70,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	55,473	0.0
100,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	95,062	0.0
530,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	464,518	0.2
200,000	(1),(4)	Kookmin Bank, 4.350%, 12/31/2199	192,401	0.1
100,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	92,212	0.0
100,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	96,626	0.0
100,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	97,758	0.0
100,000		Navient Corp., 5.000%, 03/15/2027	86,720	0.0
100,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	98,477	0.0
100,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	93,675	0.0
100,000		Springleaf Finance Corp., 7.125%, 03/15/2026	98,438	0.0
200,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	168,560	0.1
			2,582,848	0.8

		Industrial: 0.9%
100,000		AECOM, 5.875%, 10/15/2024	98,375	0.1
100,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	98,146	0.0
100,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	104,069	0.1
100,000	(1)	BMC East LLC, 5.500%, 10/01/2024	97,374	0.0
276,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	270,962	0.1
90,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	88,969	0.0
35,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	31,697	0.0
30,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	35,648	0.0
100,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	93,500	0.0
100,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	96,250	0.0
100,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	93,854	0.0
75,000		CSX Corp., 4.500%, 08/01/2054	85,255	0.0
50,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	34,141	0.0
60,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	60,615	0.0
100,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	86,646	0.0
100,000	(1)	Itron, Inc., 5.000%, 01/15/2026	95,854	0.0
200,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	182,512	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
100,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	$ 80,747	0.0
100,000	(1)	Masonite International Corp., 5.375%, 02/01/2028	98,835	0.1
50,000	(1)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	38,251	0.0
100,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	92,146	0.0
100,000	(1)	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/2025	95,874	0.0
100,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	95,146	0.0
100,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	99,875	0.1
100,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	102,126	0.1
70,000	(1)	Silgan Holdings, Inc., 4.125%, 02/01/2028	65,100	0.0
100,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	103,750	0.1
100,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	91,697	0.0
100,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	99,646	0.1
100,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	93,875	0.0
100,000	(1)	TransDigm, Inc., 5.500%, 11/15/2027	90,305	0.0
			2,901,240	0.9

		Technology: 0.4%
100,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	97,874	0.1
100,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	95,562	0.0
100,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	103,655	0.1
100,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	93,247	0.0
100,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	103,625	0.1
100,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	94,875	0.0
100,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	93,604	0.0
100,000	(1)	Open Text Corp., 3.875%, 02/15/2028	94,469	0.0
100,000	(1)	Open Text Corp., 5.875%, 06/01/2026	105,445	0.1
100,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	96,155	0.0
70,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	67,594	0.0
100,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	92,253	0.0
45,000		Texas Instruments, Inc., 3.875%, 03/15/2039	51,998	0.0
			1,190,356	0.4

		Utilities: 1.0%
82,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	72,242	0.0
100,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	93,125	0.0
200,000	(1)	Colbun SA, 3.150%, 03/06/2030	175,500	0.1
475,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	427,170	0.1
380,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	319,464	0.1
100,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	109,210	0.1
46,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	40,726	0.0
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	177,000	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	226,763	0.1
320,000		Mississippi Power Co., 4.250%, 03/15/2042	308,169	0.1
275,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	254,297	0.1
100,000		NRG Energy, Inc., 5.750%, 01/15/2028	102,555	0.0
250,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	243,039	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	419,746	0.1
60,000		Southern California Edison Co., 3.650%, 02/01/2050	58,556	0.0
100,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	103,680	0.0
			3,131,242	1.0

	Total Corporate Bonds/Notes
	(Cost $29,336,107)		26,223,648	8.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.6%
866,268	(1),(4)	Agate Bay Mortgage Trust 2015-1 B4, 3.802%, 01/25/2045	714,391	0.2
526,842	(1),(4)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	522,888	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,382,433	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	$ 1,384,781	0.4
490,775	(1),(4)	CIM Trust 2019-J1 B2, 4.010%, 08/25/2049	413,591	0.1
648,660	(1),(4)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	654,536	0.2
600,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.947%, (US0001M + 2.000%), 01/25/2040	397,545	0.1
1,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	971,672	0.3
914,117		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	882,192	0.3
845,467		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	815,545	0.2
700,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	510,959	0.1
382,703		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 3.597%, (US0001M + 2.650%), 02/25/2030	341,046	0.1
458,310		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.747%, (US0001M + 2.800%), 02/25/2030	387,386	0.1
1,100,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.097%, (US0001M + 2.150%), 10/25/2030	927,388	0.3
1,174,273		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 3.497%, (US0001M + 2.550%), 12/25/2030	975,444	0.3
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 3.297%, (US0001M + 2.350%), 01/25/2031	851,848	0.3
1,011,135		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	900,573	0.3
300,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.197%, (US0001M + 2.250%), 07/25/2030	262,886	0.1
1,045,688	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.247%, (US0001M + 2.300%), 08/25/2031	876,272	0.3
1,100,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 3.047%, (US0001M + 2.100%), 06/25/2039	907,344	0.3
818,142	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.347%, (US0001M + 2.400%), 04/25/2031	708,401	0.2
2,457,267	(5)	Fannie Mae REMICS 2008-36 YI, 6.253%, (-1.000*US0001M + 7.200%), 07/25/2036	423,510	0.1
1,104,050	(5)	Fannie Mae REMICS 2010-59 NS, 4.823%, (-1.000*US0001M + 5.770%), 06/25/2040	206,970	0.1
5,505,885	(5)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	334,924	0.1
6,671,124	(5)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	450,392	0.1
6,567,061	(5)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,288,151	0.4
1,316,821	(5)	Fannie Mae REMICS 2005-66 LS, 5.683%, (-1.000*US0001M + 6.630%), 07/25/2035	281,882	0.1
5,263,382	(5)	Fannie Mae REMICS 2012-144 SC, 5.153%, (-1.000*US0001M + 6.100%), 01/25/2043	1,169,237	0.4
2,581,590	(5)	Fannie Mae REMICS 2012-151 WS, 5.253%, (-1.000*US0001M + 6.200%), 03/25/2042	444,590	0.1
6,316,998	(5)	Fannie Mae REMICS 2012-35 LS, 5.653%, (-1.000*US0001M + 6.600%), 04/25/2041	953,927	0.3
4,715,768	(5)	Fannie Mae REMICS 2013-20 SK, 5.253%, (-1.000*US0001M + 6.200%), 05/25/2041	619,600	0.2
1,620,363	(5)	Fannie Mae REMICS 2015-65 KI, 6.053%, (-1.000*US0001M + 7.000%), 08/25/2035	341,363	0.1
1,405,916	(5)	Fannie Mae REMICS 2018-86 DS, 5.153%, (-1.000*US0001M + 6.100%), 12/25/2048	192,514	0.1
500,000	(1),(4)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	478,091	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
924,382	(1),(4)	Flagstar Mortgage Trust 2017-1 B3, 3.682%, 03/25/2047	$ 852,092	0.3
1,860,529	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,892,072	0.6
700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.847%, (US0001M + 3.900%), 12/25/2027	690,410	0.2
462,876		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.747%, (US0001M + 3.800%), 03/25/2025	444,639	0.1
700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.497%, (US0001M + 5.550%), 07/25/2028	682,375	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.397%, (US0001M + 3.450%), 10/25/2029	542,643	0.2
1,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 3.597%, (US0001M + 2.650%), 01/25/2049	1,160,892	0.4
1,100,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.997%, (US0001M + 2.050%), 04/25/2049	923,700	0.3
919,074	(5)	Freddie Mac REMICS 3318 KS, 5.705%, (-1.000*US0001M + 6.410%), 05/15/2037	129,731	0.0
1,323,697	(5)	Freddie Mac REMICS 3879 SL, 5.895%, (-1.000*US0001M + 6.600%), 01/15/2041	194,336	0.1
5,461,358	(5)	Freddie Mac REMICS 4120 JS, 5.495%, (-1.000*US0001M + 6.200%), 10/15/2032	856,061	0.3
3,957,640	(5)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	203,000	0.1
4,950,859	(5)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	263,060	0.1
7,017,910	(5)	Freddie Mac REMICS 4517 KI, 0.820%, (-0.357*US0001M + 1.071%), 04/15/2043	126,158	0.0
8,924,057	(5)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	745,797	0.2
3,874,273	(5)	Freddie Mac REMICS 4619 KS, 2.894%, (-1.000*US0001M + 4.250%), 06/15/2039	486,962	0.1
1,200,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.847%, (US0001M + 1.900%), 01/25/2050	766,730	0.2
1,526,085	(5)	Ginnie Mae Series 2013-148 DS, 4.975%, (-1.000*US0001M + 5.680%), 10/16/2043	334,919	0.1
12,168,230	(5)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	1,003,544	0.3
1,188,475	(5)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	124,565	0.0
9,393,803	(5)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	187,916	0.1
599,052	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	608,106	0.2
614,304	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	626,164	0.2
1,481,659	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,518,326	0.5
598,820	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	589,909	0.2
875,109	(1),(4)	JP Morgan Mortgage Trust 2017-5 B2, 3.147%, 10/26/2048	745,740	0.2
1,149,846	(1),(4)	JP Morgan Mortgage Trust 2018-3 B2, 3.763%, 09/25/2048	1,051,094	0.3
745,793	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.773%, 10/25/2048	676,332	0.2
966,363	(1),(4)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	948,044	0.3
641,735	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	654,289	0.2
643,742	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	660,625	0.2
166,047	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	167,012	0.0
986,676	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.130%, 10/25/2049	931,372	0.3
1,127,429	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,163,247	0.4
593,025	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.824%, 12/25/2049	514,489	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
484,795	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.481%, 10/25/2048	$ 492,025	0.1
999,671	(1),(4)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	982,663	0.3
831,455	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	852,365	0.3
1,174,937	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.246%, 06/25/2049	1,075,319	0.3
1,174,937	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.246%, 06/25/2049	1,032,360	0.3
227,985	(1),(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	230,575	0.1
564,879	(1),(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	571,483	0.2
633,267	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	634,257	0.2
1,228,548	(1),(4)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,227,856	0.4
263,654	(1),(4)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	253,138	0.1
610,858	(1),(4)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	604,278	0.2
577,762	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.691%, 07/25/2047	519,915	0.2

	Total Collateralized Mortgage Obligations
	(Cost $58,169,627)		53,534,424	16.6

U.S. TREASURY OBLIGATIONS: 1.1%
		Treasury Inflation Indexed Protected Securities: 0.7%
2,271,048		0.125%,01/15/2030	2,343,233	0.7

		U.S. Treasury Bonds: 0.1%
135,000		2.375%,11/15/2049	168,608	0.1
30,000		3.500%,02/15/2039	42,719	0.0
			211,327	0.1

		U.S. Treasury Notes: 0.3%
367,000		1.500%,02/15/2030	395,694	0.1
695,000		0.625%,03/31/2027	698,950	0.2
			1,094,644	0.3

	Total U.S. Treasury Obligations
	(Cost $3,690,366)		3,649,204	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Government National Mortgage Association: 1.0%
995,175		3.000%,01/20/2050	1,056,270	0.3
2,095,552		3.000%,02/20/2050	2,222,222	0.7
			3,278,492	1.0

		Uniform Mortgage-Backed Securities: 0.3%
975,848		3.500%,11/01/2047	1,050,053	0.3

	Total U.S. Government Agency Obligations
	(Cost $4,201,378)		4,328,545	1.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.2%
330,000	(1),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.998%, 05/27/2021	308,541	0.1
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	464,162	0.1
2,000,000	(1),(4)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,383,889	0.4
1,170,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	763,274	0.2
1,460,000	(1)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,077,081	0.3
1,000,000	(1),(4)	BENCHMARK 2018-B3 D Mortgage Trust, 3.057%, 04/10/2051	670,119	0.2
12,413,819	(4),(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.231%, 03/15/2062	1,009,334	0.3
764,320	(1)	BX Commercial Mortgage Trust 2019-XL J, 3.355%, (US0001M + 2.650%), 10/15/2036	661,903	0.2
580,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 3.205%, (US0001M + 2.500%), 12/15/2029	494,569	0.2
310,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	238,512	0.1
2,000,000	(1),(4)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	2,023,073	0.6
16,245,867	(4),(5)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.881%, 12/15/2072	1,004,792	0.3
2,350,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.214%, 09/10/2046	2,128,788	0.7
2,000,000	(4)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.896%, 02/10/2049	1,571,066	0.5
130,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	110,350	0.0
650,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	574,490	0.2
2,000,000	(4)	COMM 2015-CCRE26 D Mortgage Trust, 3.484%, 10/10/2048	1,553,866	0.5

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 3.355%, (US0001M + 2.650%), 05/15/2036	$ 403,121	0.1
2,000,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	1,740,479	0.5
190,000	(1),(4)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	151,340	0.1
350,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	334,107	0.1
205,000	(1),(4)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	203,309	0.1
13,777,167	(4),(5)	GS Mortgage Securities Trust 2019-GC39 XA, 1.142%, 05/10/2052	969,516	0.3
2,000,000	(1)	Hawaii Hotel Trust 2019-MAUI F, 3.455%, (US0001M + 3.000%), 05/15/2038	1,430,901	0.4
865,290	(1)	HPLY Trust 2019-HIT E, 3.055%, (US0001M + 2.350%), 11/15/2036	655,374	0.2
410,000	(1),(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	237,827	0.1
370,000	(1),(4)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.195%, 12/27/2046	362,454	0.1
200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	145,240	0.1
27,571,550	(4),(5)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.648%, 06/15/2051	970,119	0.3
2,000,000	(1)	KNDL 2019-KNSQ E Mortgage Trust, 2.505%, (US0001M + 1.800%), 05/15/2036	1,629,959	0.5
560,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	434,324	0.1
530,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	498,753	0.2
1,955,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,385,260	0.4
2,000,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 2.855%, (US0001M + 2.150%), 05/15/2036	1,606,943	0.5
17,710,820	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.645%, 11/15/2029	837,738	0.3
200,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	182,027	0.1
370,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	323,045	0.1
2,000,000	(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 2.205%, (US0001M + 1.500%), 02/15/2032	1,794,742	0.6
140,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.476%, 12/10/2045	127,758	0.0
240,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.476%, 12/10/2045	199,609	0.1
2,240,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,421,937	0.4
2,000,000	(1),(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.661%, 11/15/2044	1,907,702	0.6
2,210,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,746,332	0.5
1,920,000	(4)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,755,306	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $45,896,597)		39,493,031	12.2

ASSET-BACKED SECURITIES: 9.2%
		Automobile Asset-Backed Securities: 1.7%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	244,965	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	442,007	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,200,511	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	484,970	0.1
550,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	568,389	0.2
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	521,054	0.2
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	989,574	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
150,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	$ 145,341	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	334,590	0.1
600,000	(1)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	520,704	0.2
			5,452,105	1.7

		Home Equity Asset-Backed Securities: 0.2%
613,241	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	555,299	0.2

		Other Asset-Backed Securities: 7.1%
400,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	364,300	0.1
150,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	129,738	0.0
300,000	(1)	Babson CLO Ltd. 2018-3A C, 3.719%, (US0003M + 1.900%), 07/20/2029	263,600	0.1
750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 4.381%, (US0003M + 2.550%), 07/15/2029	642,417	0.2
750,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BR, 4.231%, (US0003M + 2.400%), 01/15/2029	659,087	0.2
500,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 4.281%, (US0003M + 2.450%), 07/15/2032	417,605	0.1
391,000	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	382,789	0.1
607,745	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	594,365	0.2
700,000	(1)	Dryden 43 Senior Loan Fund 2016-43A CR, 4.219%, (US0003M + 2.400%), 07/20/2029	624,242	0.2
500,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR, 4.231%, (US0003M + 2.400%), 07/15/2030	438,129	0.1
442,514	(1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	456,628	0.1
750,000	(1)	LCM XXII Ltd. 22A BR, 3.819%, (US0003M + 2.000%), 10/20/2028	649,780	0.2
1,200,000	(1)	LCM XXIV Ltd. 24A C, 4.069%, (US0003M + 2.250%), 03/20/2030	1,029,950	0.3
750,000	(1)	LCM XV L.P. 15A CR, 4.219%, (US0003M + 2.400%), 07/20/2030	642,986	0.2
500,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 4.681%, (US0003M + 2.850%), 10/15/2032	412,906	0.1
650,000	(1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	558,696	0.2
541,436	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	512,664	0.2
898,147	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	898,731	0.3
750,000	(1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 3.616%, (US0003M + 2.000%), 04/22/2029	648,743	0.2
1,000,000	(1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A C, 3.969%, (US0003M + 2.150%), 10/18/2029	870,229	0.3
750,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	621,059	0.2
750,000	(1)	OCP Clo 2019-17A C1 Ltd., 4.369%, (US0003M + 2.550%), 07/20/2032	602,960	0.2
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 3.892%, (US0003M + 2.200%), 11/18/2031	204,475	0.1
750,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 4.269%, (US0003M + 2.450%), 07/20/2032	630,674	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR2 Ltd., 3.946%, (US0003M + 2.250%), 05/21/2029	888,843	0.3
800,000	(1)	Palmer Square Loan Funding 2019-2A B Ltd., 4.069%, (US0003M + 2.250%), 04/20/2027	723,283	0.2
750,000	(1)	Palmer Square Loan Funding 2020-2A B Ltd., 3.701%, (US0003M + 2.250%), 04/20/2028	622,499	0.2
500,000	(1)	Shackleton CLO Ltd. 2019-15A C, 4.703%, (US0003M + 2.800%), 01/15/2030	437,590	0.1
500,000	(1)	Silver Creek CLO Ltd. 2014-1A CR, 4.119%, (US0003M + 2.300%), 07/20/2030	440,338	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
150,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	$ 143,357	0.0
150,000	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	140,806	0.0
1,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	832,213	0.3
200,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	163,565	0.1
100,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	81,094	0.0
400,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	400,219	0.1
370,954	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	286,021	0.1
750,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 3.931%, (US0003M + 2.100%), 07/15/2028	668,110	0.2
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	1,912,366	0.6
180,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	169,236	0.1
1,173,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,063,348	0.3
246,875	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	235,193	0.1
780,000	(1)	Westcott Park CLO Ltd. 2016-1A CR, 4.069%, (US0003M + 2.250%), 07/20/2028	697,989	0.2
			23,162,823	7.1

		Student Loan Asset-Backed Securities: 0.2%
600,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	605,086	0.2

	Total Asset-Backed Securities
	(Cost $32,969,362)		29,775,313	9.2

SOVEREIGN BONDS: 2.3%
275,000		Brazilian Government International Bond, 6.000%, 04/07/2026	313,362	0.1
450,000		Colombia Government International Bond, 3.875%, 04/25/2027	448,444	0.1
EUR 225,000		Croatia Government International Bond, 1.125%, 06/19/2029	227,752	0.1
200,000		Croatia Government International Bond, 5.500%, 04/04/2023	210,208	0.1
200,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	174,900	0.0
300,000		Dominican Republic International Bond, 6.875%, 01/29/2026	301,063	0.1
350,000		Egypt Government International Bond, 5.875%, 06/11/2025	315,951	0.1
225,000		Egypt Government International Bond, 7.500%, 01/31/2027	205,498	0.1
325,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	239,687	0.1
171,000		Ivory Coast Government International Bond, 5.750%, 12/31/2032	154,988	0.0
200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	185,500	0.1
200,000		Mexico Government International Bond, 4.500%, 04/22/2029	205,902	0.1
125,000		Panama Government International Bond, 9.375%, 04/01/2029	178,257	0.1
PEN 1,303,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	408,620	0.1
PEN 1,303,000		Peru Government Bond, 6.850%, 02/12/2042	428,657	0.1
400,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	402,316	0.1
450,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	371,255	0.1
RUB 74,988,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	998,298	0.3
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	214,488	0.1
200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	126,000	0.0
1,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	911,761	0.3
350,000		Ukraine Government International Bond, 7.750%, 09/01/2025	319,900	0.1

	Total Sovereign Bonds
	(Cost $8,274,006)		7,342,807	2.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 38.4%
		Communication Services: 2.2%
54,555		AT&T, Inc.	1,590,278	0.5

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Communication Services: (continued)
6,882	(1)	Auto Trader Group PLC	$ 37,189	0.0
133,559		BT Group PLC	194,270	0.1
29,661	(2)	CenturyLink, Inc.	280,593	0.1
20,862		Cinemark Holdings, Inc.	212,584	0.1
19,885		Comcast Corp. – Class A	683,646	0.2
12,530	(6)	Deutsche Telekom AG	161,830	0.1
2,440		Elisa OYJ	150,605	0.0
6,672		Eutelsat Communications	69,357	0.0
118,000		HKT Trust / HKT Ltd.	160,486	0.1
8,290		Interpublic Group of Cos., Inc.	134,215	0.0
6,700	(2)	Konami Holdings Corp.	205,507	0.1
16,449		Koninklijke KPN NV	39,336	0.0
8,600		NTT DoCoMo, Inc.	268,949	0.1
9,729		Omnicom Group	534,122	0.1
5,892		Orange SA	71,337	0.0
92,000		PCCW Ltd.	50,450	0.0
72,400		Singapore Telecommunications Ltd.	129,069	0.0
2,800	(2)	Softbank Corp.	35,668	0.0
38,643		Spark New Zealand Ltd.	94,048	0.0
70,466		Telefonica Deutschland Holding AG	173,002	0.1
16,555		Telephone & Data Systems, Inc.	277,462	0.1
30,095		Verizon Communications, Inc.	1,617,005	0.5
34,216		Vodafone Group PLC	47,336	0.0
			7,218,344	2.2

		Consumer Discretionary: 2.3%
1,100		ABC-Mart, Inc.	55,053	0.0
200	(6)	Adidas AG	44,406	0.0
2,700		Benesse Holdings, Inc.	68,710	0.0
561		Cie Generale des Etablissements Michelin SCA	49,135	0.0
13,550	(2)	Crown Resorts Ltd.	62,882	0.0
1,100		Denso Corp.	35,150	0.0
21,237		eBay, Inc.	638,384	0.2
12,887		Expedia Group, Inc.	725,151	0.2
49,102		Extended Stay America, Inc.	358,936	0.1
2,218		Fiat Chrysler Automobiles NV	15,834	0.0
4,309		Garmin Ltd.	323,003	0.1
25,688		Gentex Corp.	569,246	0.2
116,600		Genting Singapore Ltd.	56,523	0.0
17,205	(2)	Harvey Norman Holdings Ltd.	31,591	0.0
100		Hikari Tsushin, Inc.	16,733	0.0
848		Home Depot, Inc.	158,330	0.0
8,900		J Front Retailing Co., Ltd.	73,455	0.0
11,863		Kohl's Corp.	173,081	0.1
6,834		McDonald's Corp.	1,130,002	0.3
1,600		McDonald's Holdings Co. Japan Ltd.	72,163	0.0
2,433		Next PLC	122,061	0.1
11,500		Pan Pacific International Holdings Corp.	217,779	0.1
4,189	(2)	Pandora A/S	134,597	0.1
5,406		Persimmon PLC	127,790	0.1
3,806		Peugeot S.A.	49,551	0.0
3,408		Renault S.A.	64,768	0.0
1,043		Ross Stores, Inc.	90,710	0.0
3,500		Sankyo Co., Ltd.	101,502	0.0
10,100		Sekisui House Ltd.	166,570	0.1
18,618		Service Corp. International	728,150	0.2
5,495		Target Corp.	510,870	0.2
14,500		Yue Yuen Industrial Holdings	22,158	0.0
7,820		Yum! Brands, Inc.	535,904	0.2
			7,530,178	2.3

		Consumer Staples: 4.0%
10,900		Ajinomoto Co., Inc.	203,116	0.1
22,153		Altria Group, Inc.	856,657	0.3
419		Beiersdorf AG	42,189	0.0
2,200		Calbee, Inc.	59,371	0.0
1,401		Carlsberg A/S	157,724	0.1
16		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	134,296	0.0
16,141		Coca-Cola Amatil Ltd.	87,117	0.0
8,901		Coca-Cola Co.	393,869	0.1
3,976		Coca-Cola European Partners PLC - USD	149,219	0.0
2,007		Colruyt S.A.	108,795	0.0
2,752		Danone	176,123	0.1
1,099		Diageo PLC	34,849	0.0
3,789	(6)	Essity AB	116,071	0.0
33,628		Flowers Foods, Inc.	690,047	0.2
15,712		General Mills, Inc.	829,122	0.3
6,339		Hershey Co.	839,917	0.3
4,952		Imperial Brands PLC	91,391	0.0
5,641		Kimberly-Clark Corp.	721,315	0.2
5,563		Koninklijke Ahold Delhaize NV	129,599	0.0
1,800		Lawson, Inc.	98,802	0.0
2,400		MEIJI Holdings Co., Ltd.	170,079	0.1
8,137		Mondelez International, Inc.	407,501	0.1
8,059		Nestle SA	824,982	0.3
13,144		Orkla ASA	112,614	0.0
11,362		PepsiCo, Inc.	1,364,576	0.4
16,506		Philip Morris International, Inc.	1,204,278	0.4
16,711		Procter & Gamble Co.	1,838,210	0.6
5,400		Seven & I Holdings Co., Ltd.	178,334	0.1
6,200		Sundrug Co., Ltd.	198,674	0.1
1,449	(2)	Swedish Match AB	82,042	0.0
1,442		Sysco Corp.	65,798	0.0
1,700		Toyo Suisan Kaisha Ltd.	82,165	0.0
5,245		Unilever PLC	264,506	0.1
6,097		Unilever NV	299,676	0.1
			13,013,024	4.0

		Energy: 0.7%
63,552		BP PLC	260,622	0.1
12,220		Chevron Corp.	885,461	0.3
5,643		ConocoPhillips	173,805	0.1
17,245		ENI S.p.A.	171,372	0.1
9,860		Kinder Morgan, Inc.	137,251	0.0
2,949		Repsol SA	26,309	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
23,488		Royal Dutch Shell PLC - Class A	$ 408,072	0.1
2,009	(2)	Total SA	75,697	0.0
1,448		Valero Energy Corp.	65,681	0.0
			2,204,270	0.7

		Financials: 4.0%
16,103		3i Group PLC	156,032	0.1
10,786	(1)	ABN AMRO Bank NV	87,526	0.0
4,826		Admiral Group Plc	132,908	0.0
16,197		Aflac, Inc.	554,585	0.2
126		Allianz SE	21,457	0.0
8,681		Allstate Corp.	796,308	0.2
3,937		American Financial Group, Inc.	275,905	0.1
9,927		Assicurazioni Generali S.p.A.	134,459	0.0
26,382		Australia & New Zealand Banking Group Ltd.	276,679	0.1
42,187		Aviva PLC	138,700	0.0
25,846		Bank Leumi Le-Israel BM	142,514	0.0
5,201		Bank of America Corp.	110,417	0.0
3,413		Bank of New York Mellon Corp.	114,950	0.0
53,000		BOC Hong Kong Holdings Ltd.	145,486	0.1
3,102		Citigroup, Inc.	130,656	0.0
8,558		CNP Assurances	82,864	0.0
1,680		Deutsche Boerse AG	230,805	0.1
43,307		Direct Line Insurance Group PLC	158,101	0.1
483		Everest Re Group Ltd.	92,939	0.0
10,892		Federated Hermes, Inc.	207,493	0.1
11,929		Fidelity National Financial, Inc.	296,794	0.1
12,621		First American Financial Corp.	535,257	0.2
6,046		Hanover Insurance Group, Inc.	547,647	0.2
14,560		Hartford Financial Services Group, Inc.	513,094	0.2
16,959		ING Groep NV	86,900	0.0
16,246		Israel Discount Bank Ltd.	47,371	0.0
18,070		JPMorgan Chase & Co.	1,626,842	0.5
1,442		Macquarie Group Ltd.	76,798	0.0
32,383	(6)	Mapfre SA	54,935	0.0
18,904		Mediobanca Banca di Credito Finanziario SpA	103,087	0.0
3,679		Mercury General Corp.	149,809	0.1
9,237		Metlife, Inc.	282,375	0.1
23,811		MGIC Investment Corp.	151,200	0.1
2,516		Mizrahi Tefahot Bank Ltd.	46,309	0.0
7,300		MS&AD Insurance Group Holdings, Inc.	203,678	0.1
531		Muenchener Rueckversicherungs-Gesellschaft AG	106,768	0.0
28,878	(6)	Natixis SA	91,955	0.0
30,750		Old Republic International Corp.	468,937	0.1
2,600		ORIX Corp.	31,020	0.0
6,186		Popular, Inc.	216,510	0.1
136,401		Royal Bank of Scotland Group PLC	188,080	0.1
3,169		S&P Global, Inc.	776,563	0.2
5,813	(6)	Sampo OYJ	167,698	0.1
21,002		Santander Consumer USA Holdings, Inc.	292,138	0.1
5,124	(6)	SCOR SE	112,734	0.0
22,300		Singapore Exchange Ltd.	143,622	0.1
5,142		Societe Generale	84,237	0.0
1,629		State Street Corp.	86,777	0.0
7,700		Sumitomo Mitsui Financial Group, Inc.	187,059	0.1
23,054		Synchrony Financial	370,939	0.1
26,150		Wells Fargo & Co.	750,505	0.2
778		Zurich Insurance Group AG	273,317	0.1
			13,061,739	4.0

		Health Care: 6.5%
15,718		AbbVie, Inc.	1,197,554	0.4
2,855		Allergan plc	505,621	0.2
8,905		AmerisourceBergen Corp.	788,093	0.2
5,915		Amgen, Inc.	1,199,148	0.4
1,986		Anthem, Inc.	450,901	0.1
10,000		Astellas Pharma, Inc.	154,074	0.1
5,306		Baxter International, Inc.	430,794	0.1
21,948		Bristol-Myers Squibb Co.	1,223,382	0.4
12,990		Cerner Corp.	818,240	0.3
1,009		Chemed Corp.	437,099	0.1
1,490	(2)	Coloplast A/S	216,089	0.1
14,159		Gilead Sciences, Inc.	1,058,527	0.3
19,822		GlaxoSmithKline PLC	371,943	0.1
1,600		Hoya Corp.	136,050	0.0
1,424		Humana, Inc.	447,165	0.1
17,048		Johnson & Johnson	2,235,504	0.7
1,417		Koninklijke Philips NV	58,178	0.0
5,500		Medipal Holdings Corp.	102,773	0.0
13,119		Medtronic PLC	1,183,071	0.4
20,328		Merck & Co., Inc.	1,564,036	0.5
400		Nippon Shinyaku Co., Ltd.	31,323	0.0
5,635		Novartis AG	464,881	0.2
7,205		Novo Nordisk A/S	430,255	0.1
4,800		Olympus Corp.	69,193	0.0
4,166	(6)	Orion Oyj	169,541	0.1
45,811		Pfizer, Inc.	1,495,271	0.5
7,266		Quest Diagnostics, Inc.	583,460	0.2
2,972		Recordati S.p.A.	125,218	0.0
2,115		Roche Holding AG	680,484	0.2
4,568	(6)	Sanofi	395,475	0.1
3,300		Shionogi & Co., Ltd.	162,556	0.1
10,786		Smith & Nephew PLC	190,011	0.1
1,400		Suzuken Co., Ltd.	50,865	0.0
1,393	(6)	UCB S.A.	119,188	0.0
1,717		UnitedHealth Group, Inc.	428,185	0.1
8,164		Zoetis, Inc.	960,821	0.3
			20,934,969	6.5

		Industrials: 3.6%
3,578		Adecco Group AG	140,997	0.0
1,109	(1),(6)	Aena SME SA	120,320	0.0
5,950		Allison Transmission Holdings, Inc.	194,029	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,513		Armstrong World Industries, Inc.	$ 120,162	0.0
60,700		Aurizon Holdings Ltd.	157,309	0.1
30,884		BAE Systems PLC	198,430	0.1
4,606		Bouygues SA	133,672	0.0
4,658		Carlisle Cos., Inc.	583,554	0.2
500		Central Japan Railway Co.	80,136	0.0
3,055		Cintas Corp.	529,187	0.2
12,500		CK Hutchison Holdings Ltd.	83,314	0.0
61,000		ComfortDelgro Corp., Ltd.	64,955	0.0
7,262		CSX Corp.	416,113	0.1
4,046		Curtiss-Wright Corp.	373,891	0.1
7,411		Deutsche Post AG	198,679	0.1
2,400		East Japan Railway Co.	181,609	0.1
9,959		Eaton Corp. PLC	773,715	0.2
1,977	(6)	Eiffage SA	140,335	0.0
7,777		Ferrovial SA - FERE	184,601	0.1
280		Hochtief AG	18,385	0.0
7,416		Honeywell International, Inc.	992,187	0.3
10,600	(2)	Itochu Corp.	219,363	0.1
5,800		Japan Airlines Co. Ltd.	106,589	0.0
1,400		Jardine Matheson Holdings Ltd.	70,465	0.0
4,700		Kamigumi Co., Ltd.	79,334	0.0
2,980		Kansas City Southern	378,996	0.1
10,500	(2)	LIXIL Group Corp.	129,372	0.0
2,858		Lockheed Martin Corp.	968,719	0.3
2,000		Marubeni Corp.	9,926	0.0
8,900		Mitsubishi Corp.	188,255	0.1
6,200		Mitsubishi Heavy Industries Ltd.	156,252	0.1
7,700		Mitsui & Co., Ltd.	106,904	0.0
4,884	(6)	Randstad NV	172,366	0.1
6,176		Relx PLC (GBP Exchange)	131,810	0.0
10,536		Republic Services, Inc.	790,832	0.3
128		Roper Technologies, Inc.	39,912	0.0
8,400		SATS Ltd.	18,672	0.0
2,400		Secom Co., Ltd.	198,500	0.1
1,164		Siemens AG	97,468	0.0
14,500		Sumitomo Corp.	165,361	0.1
35,449		Sydney Airport	122,480	0.0
427	(6)	Vinci SA	34,890	0.0
7,217		Waste Connections, Inc.	559,318	0.2
8,108		Waste Management, Inc.	750,476	0.2
2,400		West Japan Railway Co.	164,148	0.1
3,287		Wolters Kluwer NV	232,668	0.1
			11,578,656	3.6

		Information Technology: 10.1%
7,125		Accenture PLC	1,163,228	0.4
6,550		Alliance Data Systems Corp.	220,408	0.1
1,900		Alps Alpine Co. Ltd.	18,308	0.0
14,406		Amdocs Ltd.	791,898	0.2
7,328		Avnet, Inc.	183,933	0.1
11,663		Booz Allen Hamilton Holding Corp.	800,548	0.2
5,734		Broadridge Financial Solutions, Inc. ADR	543,755	0.2
10,400		Canon, Inc.	226,002	0.1
4,214		CDW Corp.	393,040	0.1
36,473		Cisco Systems, Inc.	1,433,754	0.4
5,743		Citrix Systems, Inc.	812,922	0.3
17,664		Cognizant Technology Solutions Corp.	820,846	0.3
560		Dassault Systemes SE	81,755	0.0
13,351		Dolby Laboratories, Inc.	723,758	0.2
867	(6)	Edenred	35,980	0.0
14,127		Flir Systems, Inc.	450,510	0.1
1,900		Fuji Film Holdings Corp.	93,631	0.0
18,971		Genpact Ltd.	553,953	0.2
3,300		Hitachi Ltd.	94,797	0.0
19,022		HP, Inc.	330,222	0.1
32,434		Intel Corp.	1,755,328	0.5
2,952		International Business Machines Corp.	327,465	0.1
4,327		Intuit, Inc.	995,210	0.3
5,251		Jack Henry & Associates, Inc.	815,165	0.3
27,680		Juniper Networks, Inc.	529,795	0.2
8,489		Leidos Holdings, Inc.	778,017	0.2
2,996		Mastercard, Inc. - Class A	723,714	0.2
13,351		Maxim Integrated Products	648,992	0.2
11,756		MAXIMUS, Inc.	684,199	0.2
36,495		Microsoft Corp.	5,755,626	1.8
5,847		Motorola Solutions, Inc.	777,183	0.2
18,954		National Instruments Corp.	626,998	0.2
5,100		NEC Corp.	185,708	0.1
5,485		NetApp, Inc.	228,670	0.1
40,892		NortonLifeLock, Inc.	765,089	0.2
22,891		Oracle Corp.	1,106,322	0.3
10,060		Paychex, Inc.	632,975	0.2
11,044		Qualcomm, Inc.	747,127	0.2
15,900	(2)	Ricoh Co., Ltd.	116,090	0.0
28,992		Sage Group PLC/The	210,816	0.1
13,377		Seagate Technology	652,798	0.2
12,000	(2)	Seiko Epson Corp.	129,155	0.1
46,855		Switch, Inc.	676,118	0.2
8,003		TE Connectivity Ltd.	504,029	0.2
14,501		Telefonaktiebolaget LM Ericsson	117,385	0.0
10,431		Texas Instruments, Inc.	1,042,370	0.3
4,400		Trend Micro, Inc.	217,282	0.1
1,650		Visa, Inc. - Class A	265,848	0.1
27,611		Western Union Co.	500,587	0.2
11,063		Xerox Holdings Corp.	209,533	0.1
			32,498,842	10.1

		Materials: 0.8%
1,704		Air Products & Chemicals, Inc.	340,135	0.1
942		Anglo American PLC	16,507	0.0
2,105		Aptargroup, Inc.	209,532	0.1
3,510	(6)	BASF SE	164,064	0.1
4,638		BHP Group Ltd.	84,140	0.0
40,521		Boral Ltd.	50,896	0.0
2,735		CRH PLC	73,963	0.0
4,665		Domtar Corp.	100,950	0.0
25,727		Evraz PLC	73,608	0.0
4,417		LafargeHolcim Ltd.-CHF	161,192	0.1
12,027		Israel Chemicals Ltd.	38,304	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
16,100		Mitsubishi Chemical Holdings Corp.	$ 95,602	0.0
2,642		Reliance Steel & Aluminum Co.	231,413	0.1
5,661		Rio Tinto Ltd.	291,652	0.1
1,399		Silgan Holdings, Inc.	40,599	0.0
8,022		Sonoco Products Co.	371,820	0.1
7,100		Teijin Ltd.	120,096	0.0
5,753	(2)	UPM-Kymmene OYJ	156,867	0.1
9,311		Valvoline, Inc.	121,881	0.0
			2,743,221	0.8

		Real Estate: 2.0%
26,018		Apple Hospitality REIT, Inc.	238,585	0.1
1,315		Boston Properties, Inc.	121,283	0.0
9,624		Camden Property Trust	762,606	0.2
75,600		CapitaLand Mall Trust	94,792	0.0
16,919		CoreCivic, Inc.	188,985	0.1
7,904		Corporate Office Properties Trust SBI MD	174,916	0.1
284		Covivio	15,950	0.0
35		Daiwa House REIT Investment Corp.	85,782	0.0
1,046		EastGroup Properties, Inc.	109,286	0.0
2,152		Equity Lifestyle Properties, Inc.	123,697	0.0
3,780		Essex Property Trust, Inc.	832,507	0.3
1,872		Federal Realty Investment Trust	139,670	0.0
29,454		Gaming and Leisure Properties, Inc.	816,170	0.3
89		Japan Retail Fund Investment Corp.	101,173	0.1
2,226		Lamar Advertising Co.	114,149	0.0
6,671		Life Storage, Inc.	630,743	0.2
49,517		Outfront Media, Inc.	667,489	0.2
634		Public Storage, Inc.	125,919	0.0
4,414		Realty Income Corp.	220,082	0.1
56,206		Retail Properties of America, Inc.	290,585	0.1
104,426		Scentre Group	100,022	0.0
3,800		Simon Property Group, Inc.	208,468	0.1
112,863		Stockland	173,551	0.1
73		United Urban Investment Corp.	73,034	0.0
59,799		Vicinity Centres	37,407	0.0
			6,446,851	2.0

		Utilities: 2.2%
13,550		AGL Energy Ltd.	141,806	0.1
9,224		Ameren Corp.	671,784	0.2
7,339		American Water Works Co., Inc.	877,451	0.3
44,060		AusNet Services	46,263	0.0
17,500		CK Infrastructure Holdings Ltd.	92,643	0.0
19,000		CLP Holdings Ltd.	174,040	0.1
3,400		Electric Power Development Co., Ltd.	68,142	0.0
6,285		Enagas	123,986	0.0
7,703		Endesa S.A.	162,999	0.1
12,243		Enel S.p.A.	84,450	0.0
13,475	(6)	Engie SA	137,990	0.0
12,218		Evergy, Inc.	672,601	0.2
18,307		Exelon Corp.	673,880	0.2
6,885		OGE Energy Corp.	211,576	0.1
7,852		Pinnacle West Capital Corp.	595,103	0.2
2,726	(2)	PNM Resources, Inc.	103,588	0.0
31,500		Power Assets Holdings Ltd.	186,866	0.1
4,265		Red Electrica Corp. SA	76,640	0.0
4,330		Sempra Energy	489,247	0.2
38,821		Snam SpA	177,424	0.1
8,213		Southern Co.	444,652	0.1
5,637		Terna Rete Elettrica Nazionale SpA	35,433	0.0
18,407		Vistra Energy Corp.	293,776	0.1
4,964		WEC Energy Group, Inc.	437,477	0.1
			6,979,817	2.2

		Total Common Stock
		(Cost $135,635,082)	124,209,911	38.4

EXCHANGE-TRADED FUNDS: 0.3%
4,029		iShares MSCI EAFE ETF	215,390	0.1
5,316		iShares Russell 1000 ETF	752,374	0.2

		Total Exchange-Traded Funds
		(Cost $1,084,607)	967,764	0.3

MUTUAL FUNDS: 8.7%
		Affiliated Investment Companies: 8.7%
3,543,135		Voya Floating Rate Fund - Class P	28,309,651	8.7

		Total Mutual Funds
		(Cost $34,209,085)	28,309,651	8.7

PREFERRED STOCK: 0.3%
		Consumer Staples: 0.0%
406	(6)	Henkel AG & Co. KGaA	32,473	0.0

		Financials: 0.3%
50	(6),(7)	Fannie Mae	912,500	0.3

		Total Preferred Stock
		(Cost $4,131,921)	944,973	0.3

			Value	Percentage of Net Assets
PURCHASED OPTIONS (8): 0.1%
		Total Purchased Options
		(Cost $252,736)	343,109	0.1

		Total Long-Term Investments
		(Cost $357,850,874)	319,122,380	98.6

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.9%
805,875	(9) Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $805,875, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $821,993, due 09/10/20-01/20/69)	$ 805,875	0.3
1,000,000	(9) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.3
1,000,000	(9) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $2,805,875)	2,805,875	0.9

	Total Investments in Securities (Cost $360,656,749)	$ 321,928,255	99.5
	Assets in Excess of Other Liabilities	1,462,742	0.5
	Net Assets	$ 323,390,997	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Non-income producing security.
(7)	Preferred Stock may be called prior to convertible date.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR	EU Euro
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 5,329,905	$ 1,888,439	$ –	$ 7,218,344
Consumer Discretionary	5,941,767	1,588,411	–	7,530,178
Consumer Staples	9,360,509	3,652,515	–	13,013,024
Energy	1,262,198	942,072	–	2,204,270
Financials	9,348,640	3,713,099	–	13,061,739
Health Care	17,006,872	3,928,097	–	20,934,969
Industrials	7,703,759	3,874,897	–	11,578,656
Information Technology	30,971,933	1,526,909	–	32,498,842
Materials	1,416,330	1,326,891	–	2,743,221
Real Estate	5,765,140	681,711	–	6,446,851
Utilities	5,471,135	1,508,682	–	6,979,817
Total Common Stock	99,578,188	24,631,723	–	124,209,911
Exchange-Traded Funds	967,764	–	–	967,764
Mutual Funds	28,309,651	–	–	28,309,651
Preferred Stock	–	944,973	–	944,973
Purchased Options	–	343,109	–	343,109
Corporate Bonds/Notes	–	26,223,648	–	26,223,648
Collateralized Mortgage Obligations	–	53,534,424	–	53,534,424
Asset-Backed Securities	–	29,775,313	–	29,775,313
Commercial Mortgage-Backed Securities	–	39,493,031	–	39,493,031
Sovereign Bonds	–	7,342,807	–	7,342,807
U.S. Government Agency Obligations	–	4,328,545	–	4,328,545
U.S. Treasury Obligations	–	3,649,204	–	3,649,204
Short-Term Investments	–	2,805,875	–	2,805,875
Total Investments, at fair value	$ 128,855,603	$ 193,072,652	$ –	$ 321,928,255
Other Financial Instruments+
Centrally Cleared Swaps	–	945,666	–	945,666
Forward Foreign Currency Contracts	–	1,592,046	–	1,592,046
Futures	3,436,801	–	–	3,436,801
Total Assets	$ 132,292,404	$ 195,610,364	$ –	$ 327,902,768
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$ –	$ (32,649)	$ –	$ (32,649)
Forward Foreign Currency Contracts	–	(954,196)	–	(954,196)
Futures	(1,017,851)	–	–	(1,017,851)
Written Options	–	(317,621)	–	(317,621)
Total Liabilities	$ (1,017,851)	$ (1,304,466)	$ –	$ (2,322,317)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$ 33,156,275	$ 437,761	$ -	$ (5,284,385)	$ 28,309,651	$ 445,163	$ -	$ -
	$ 33,156,275	$ 437,761	$ -	$ (5,284,385)	$ 28,309,651	$ 445,163	$ -	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN 292,309	USD 83,000	Bank of America N.A.	05/15/20	$ 2,012

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,665,060	USD 1,551,520	Bank of America N.A.	06/05/20	$ 88,085
USD 498,000	AUD 817,970	Bank of America N.A.	06/05/20	761
USD 422,000	EUR 383,456	Bank of America N.A.	06/05/20	1,168
USD 748,000	JPY 81,482,258	Bank of America N.A.	06/05/20	(11,930)
USD 12,931,686	EUR 11,956,159	Bank of America N.A.	06/05/20	(287,750)
USD 2,308,199	SEK 23,628,778	Bank of America N.A.	06/05/20	(83,738)
EUR 532,175	USD 589,000	Bank of America N.A.	06/05/20	(595)
USD 67,000	RUB 4,281,368	BNP Paribas	05/15/20	12,508
NOK 7,898,636	USD 700,000	BNP Paribas	06/05/20	59,951
EUR 459,020	USD 511,000	BNP Paribas	06/05/20	(3,481)
EUR 355,165	USD 386,000	BNP Paribas	06/05/20	6,692
EUR 184,592	USD 200,000	BNP Paribas	06/05/20	4,096
USD 193,000	JPY 20,737,464	Brown Brothers Harriman & Co.	06/05/20	(1,049)
GBP 414,912	USD 477,000	Brown Brothers Harriman & Co.	06/05/20	38,982
JPY 1,199,729,688	USD 10,897,618	Brown Brothers Harriman & Co.	06/05/20	291,450
USD 499,000	JPY 55,387,902	Brown Brothers Harriman & Co.	06/05/20	(17,566)
USD 16,000	BRL 81,427	Citibank N.A.	05/15/20	375
COP 12,994,599	USD 3,801	Citibank N.A.	05/15/20	(612)
USD 1,258,707	RUB 79,700,680	Citibank N.A.	05/15/20	244,299
USD 918,070	PEN 3,078,380	Citibank N.A.	05/15/20	22,786
RUB 8,136,547	USD 103,000	Citibank N.A.	05/15/20	560
USD 29,000	IDR 477,627,100	Citibank N.A.	05/15/20	(114)
USD 285,000	AUD 477,477	Citibank N.A.	06/05/20	(8,755)
CAD 917,389	USD 656,000	Citibank N.A.	06/05/20	(3,729)
USD 350,000	JPY 38,613,806	Citibank N.A.	06/05/20	(10,125)
USD 700,000	AUD 1,213,624	Citibank N.A.	06/05/20	(46,649)
USD 8,000	CHF 7,815	Citibank N.A.	06/05/20	(145)
CHF 394,563	USD 404,014	Citibank N.A.	06/05/20	7,212
USD 593,000	CHF 570,697	Citibank N.A.	06/05/20	972
CAD 1,333,575	USD 950,000	Citibank N.A.	06/05/20	(1,817)
EUR 8,954,761	USD 9,686,000	Citibank N.A.	06/05/20	214,913
NOK 130,502	USD 11,557	Citibank N.A.	06/05/20	999
BRL 5,965,227	USD 1,254,359	Goldman Sachs International	05/15/20	(109,727)
USD 10,000	PLN 42,375	Morgan Stanley Capital Services LLC	05/15/20	(240)
USD 1,392,013	BRL 5,880,422	Morgan Stanley Capital Services LLC	05/15/20	263,654
USD 939,631	IDR 12,939,188,194	Morgan Stanley Capital Services LLC	05/15/20	150,910
PLN 42,849	USD 11,039	Morgan Stanley Capital Services LLC	05/15/20	(684)
IDR 13,504,377,705	USD 930,861	Morgan Stanley Capital Services LLC	05/15/20	(107,688)
USD 940,000	GBP 773,760	Morgan Stanley Capital Services LLC	06/05/20	(22,243)
USD 132,000	AUD 214,034	Morgan Stanley Capital Services LLC	06/05/20	322
USD 564,000	CHF 536,540	Morgan Stanley Capital Services LLC	06/05/20	4,802
NOK 16,974,324	USD 1,619,000	Morgan Stanley Capital Services LLC	06/05/20	2,201
USD 866,000	GBP 696,036	Morgan Stanley Capital Services LLC	06/05/20	415
USD 913,000	CAD 1,325,487	Morgan Stanley Capital Services LLC	06/05/20	(29,433)
USD 1,234,000	GBP 1,051,512	Morgan Stanley Capital Services LLC	06/05/20	(73,654)
USD 34,886	CAD 50,321	Morgan Stanley Capital Services LLC	06/05/20	(893)
USD 2,807,799	NZD 4,920,801	Morgan Stanley Capital Services LLC	06/05/20	(126,980)
USD 297,000	CHF 289,378	Morgan Stanley Capital Services LLC	06/05/20	(4,599)
GBP 2,219,349	USD 2,588,047	Morgan Stanley Capital Services LLC	06/05/20	171,921
				$ 637,850

At March 31, 2020, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	241	06/30/20	$ 53,112,258	$ 727,713
U.S. Treasury 5-Year Note	676	06/30/20	84,742,938	2,709,088
			$ 137,855,196	$ 3,436,801
Short Contracts:
U.S. Treasury 10-Year Note	(82)	06/19/20	(11,372,375)	(354,744)
U.S. Treasury Long Bond	(23)	06/19/20	(4,118,438)	(83,313)
U.S. Treasury Ultra 10-Year Note	(106)	06/19/20	(16,539,313)	(507,498)
U.S. Treasury Ultra Long Bond	(7)	06/19/20	(1,553,125)	(72,296)
			$ (33,583,251)	$ (1,017,851)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 34, Version 1	Buy	(5.000)	06/20/25	USD 18,975,000	$ 1,218,195	$ 391,545
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR 3,065,000	69,271	533,792
					$ 1,287,466	$ 925,337

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD 1,140,000	(9,959)	20,329
					(9,959)	$ 20,329

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Sell	1.000	06/20/24	USD 1,140,000	(3,959)	(32,649)
					(3,959)	$ (32,649)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.500	EUR	1,574,000	$ 4,727	$ 155,090
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.650	USD	1,675,050	6,414	98,472
Call USD vs. Put JPY	Morgan Stanley Capital Services LLC	04/22/20	111.500	USD	10,556,000	144,153	17,851
Put EUR vs. Call NOK	Bank of America N.A.	05/11/20	9.900	EUR	1,574,000	5,594	1,095
Put USD vs. Call AUD	Morgan Stanley Capital Services LLC	05/11/20	0.690	USD	1,778,130	6,767	1,078

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put USD vs. Call EUR	Citibank N.A.	04/21/20	1.110	USD	10,556,000	$ 85,081	$ 69,523
						$ 252,736	$ 343,109

At March 31, 2020, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.300	EUR	1,574,000	$ 10,991	$ (183,913)
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.665	USD	1,713,705	14,988	(133,708)
						$ 25,979	$ (317,621)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $362,772,381.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 16,668,422
Gross Unrealized Depreciation	(52,420,653)
Net Unrealized Depreciation	$(35,752,231)